TAX - Other taxes (Details)	1 Months Ended	4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2014	Apr. 30, 2016	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about taxes other than income tax [line items]
Production tax rate						5.00%
Export tariff rate						5.00%
City construction tax rate lower						1.00%
City construction tax rate higher						7.00%
Educational surcharge rate						3.00%
Local educational surcharge rate						2.00%
Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
Production tax rate		5.00%
Gas sales [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate			11.00%
Maximum [member] | Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate			17.00%	17.00%	17.00%
Resource tax rate	6.00%					6.00%	6.00%	6.00%
Maximum [member] | Other income [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate		17.00%			17.00%	17.00%
Business tax rate		5.00%
Minimum [member] | Oil and gas sale activities [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate				13.00%	13.00%
Resource tax rate	5.00%					5.00%	5.00%	5.00%
Minimum [member] | Other income [member]
Disclosure of detailed information about taxes other than income tax [line items]
VAT rate		3.00%			3.00%	3.00%
Business tax rate		3.00%